Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Newater Technology, Inc.
Entity Central Index Key	0001678022
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the "Form 20-F/A") amends the annual report on Form 20-F of Newater Technology, Inc, ("Newater") for the fiscal year ended December 31, 2019, originally filed with the U.S. Securities and Exchange Commission ("SEC") on June 8, 2020 (the "Form 20-F"). This Form 20-F/A is being filed to confirm Newater is relying on the SEC's March 4, 2020 Order (Release No. 34-88318), as modified on March 25. 2020 (Release No. 34-88465) (the "SEC Order"), and to state the reasons why Newater was unable to comply with the original filing deadline for the Form 20-F as required by the SEC Order.No other changes have been made to the Form 20-F. The Form 20-F, as amended by this Form 20-F/A, speaks as of the original filing date of the Form 20-F, is not intended to reflect events that may have occurred subsequent to the original filing date of the Form 20-F, and is not intended to update in any way the disclosures made in the Form 20-F.
Current Fiscal Year End Date	--12-31
Document Type	20-F/A
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity File Number	001-38170
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Incorporation State Country Code	D8
Entity Common Stock, Shares Outstanding	10,809,000
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false